Long-Term Debt - Additional Information - Term Loans (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018 USD ($) vessel subsidiary term_loan	Dec. 31, 2017 USD ($) term_loan
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | subsidiary	3
Partnership's interest owned in subsidiaries (as a percent)	50.00%
Number of outstanding term loans | term_loan	2	2
Aggregate principal amount	$ 3,014,628	$ 3,173,229
Carrying amount of debt	2,966,208	3,123,728
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others
Debt Instrument [Line Items]
Aggregate principal amount	38,400
U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others | Joint Venture
Debt Instrument [Line Items]
Aggregate principal amount	38,400
Long-term Debt | US Dollar Denominated Term Loans Due Through 2030 [Member]
Debt Instrument [Line Items]
Aggregate principal amount	1,508,122
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2021
Debt Instrument [Line Items]
Aggregate principal amount	$ 76,821	85,574
Long-term Debt | U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,623,440
Term Loans | U.S. Dollar-denominated Term Loans due through 2021 | Guarantee of Indebtedness of Others
Debt Instrument [Line Items]
Partnership's interest owned in subsidiaries (as a percent)	50.00%
Shuttle tanker segment | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels | vessel	13
Shuttle tanker segment | Term Loans | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels | vessel	3
Shuttle tanker segment | Term Loans | U.S. Dollar-denominated Term Loans due through 2021 | Shuttle Tankers
Debt Instrument [Line Items]
Number of vessels | vessel	3
FSO segment | Term Loans | FSO Units
Debt Instrument [Line Items]
Number of vessels | vessel	2
FPSO segment | Term Loans | FPSO Units
Debt Instrument [Line Items]
Number of vessels | vessel	3
Towage segment | Term Loans | Towage Vessels
Debt Instrument [Line Items]
Number of vessels | vessel	10